Non-controlling interests - Schedule of changes in non-controlling interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 02, 2025	Sep. 10, 2024
Non-controlling interests
Equity at beginning of period	€ 107,327	€ 104,241	€ 97,585
Other comprehensive income	13,642	11,405	12,797
Profit attributable to non-controlling interests	1,399	1,170	1,107
Change of perimeter	(5)	(8)	(364)
Equity at end of period	112,748	107,327	104,241
Santander Bank Polska S.A.
Non-controlling interests
Profit attributable to non-controlling interests	604	413	347
Percentage of share capital				3.50%	5.20%
Non-Controlling interest
Non-controlling interests
Equity at beginning of period	8,726	8,818	8,481
Equity at end of period	9,578	8,726	8,818
Non-controlling interest, other comprehensive income
Non-controlling interests
Other comprehensive income	73	(461)	297
Non-controlling interest, other elements
Non-controlling interests
Other	779	369	40
Profit attributable to non-controlling interests	1,399	1,170	1,107
Modification of participation rates	339	395	(258)
Change of perimeter	(5)	(8)	(364)
Dividends paid to minority shareholders	(896)	(660)	(748)
Changes in capital and others concepts	€ (58)	(528)	€ 303
Fixed Rate Reset Perpetual AT1 Capital Securities
Non-controlling interests
Amortisation of other equity instruments		€ 590